Income Tax Expense	6 Months Ended
Dec. 31, 2024
Income Tax Expense [Abstract]
Income tax expense
19.	Income tax expense

The major components of income tax expense recognized in profit or loss for the periods ended December 31, 2023 and 2024 were:

	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	USD
Deferred taxation
Current period (Note 13)	51,282	(131,659)	(29,467)
	51,282	(131,659)	(29,467)

Relationship between tax expense and accounting loss

Domestic income tax is calculated at 24% (2023: 24%) of the estimated assessable profits for the financial periods. Taxation for other jurisdictions is calculated at the rates prevailing in the relevant jurisdictions.

A reconciliation between tax expense and the product of accounting losses multiplied by Malaysia income tax rate for the financial periods ended December 31, 2023 and 2024 were as follows:

	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	USD
Loss before income tax	(812,513)	(1,446,263)	(323,694)

Tax calculated at tax rate of 24% (2023: 24%)	(195,003)	(347,103)	(77,687)

Effects of:
Expenses not deductible for tax purposes	248,404	121,538	27,202
Tax concessions and deductions	(223,460)	(180,872)	(40,482)
Deferred tax assets not recognized	299,280	289,307	64,751
Utilization of deferred tax assets previously not recognized	(47,760)	(15,905)	(3,560)
Others	(30,179)	1,376	309
	51,282	(131,659)	(29,467)

Deferred income tax assets are recognized for tax losses and capital allowances carried forward to the extent that realization of the related tax benefits through future taxable profits is probable. The Group has unabsorbed tax losses of approximately RM2,408,000 (June 2024: RM1,050,000) and capital allowances of approximately RM 1,839,000 (June 2024: RM 1,539,000) at the reporting date which can be carried forward and used to offset against future taxable income subject to meeting certain statutory requirements. The unabsorbed business losses are to be carried forward for 10 consecutive years of assessment. Unabsorbed capital allowances have no expiry date. Deferred tax assets have not been recognized in respect of the tax losses and capital allowances due to uncertainty in the availability of future taxable profit against which the Group can utilize these tax benefits.

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company and its subsidiary, TEM SP Limited is not subject to any income tax.